Income taxes - Reconciliation of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Deferred tax liabilities
Property, plant and equipment	$ (2,080)	$ (888)	$ (286)
Accruals	(8)
Deferred revenue			(46)
Deferred tax liabilities	(2,088)	(888)	(332)
Deferred tax assets
Share-based compensation expense	2,721	1,557	68
Intangible assets	443
Deferred revenue		115
Other accruals	37	30	27
Net operating loss and expenditure credit carryforwards	8,318	7,508	4,548
Deferred tax assets	11,519	9,210	4,643
Valuation allowance	(9,431)	(8,322)	(4,311)
Deferred tax assets, net	2,088	888	332
Net deferred tax asset	$ 0	$ 0	$ 0